COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITY

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of June 30, 2026, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2026 - 6 months	$33,000	$28,546
2027 - 12 months	66,000	62,645
2028 - 1 month	5,500	5,500
Total Remaining	$104,500	$96,691

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of December 31, 2025, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2026 - 12 months	66,000	55,822
2028 - 12 months	66,000	62,645
2029 - 1 month	5,500	5,500
Total Remaining	$137,500	$123,967